Earnings (Losses) Per Share (Narrative) (Details) (Restricted Stock [Member])	12 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Schedule of Earnings Per Share [Line Items]
Number of non-vested restricted shares excluded from the computation of dilutive loss per share	120